Supplement dated September 26, 2024

to the Statement of Additional Information (“SAI”) dated October 25, 2023; and as previously supplemented February 29, 2024, March 22, 2024, June 13, 2024, and August 9, 2024.

DSS AmericaFirst Defensive Growth Fund

Class A: DGQAX Class U: DGQUX Class I: DGQIX

DSS AmericaFirst Income Fund

Class A: AFPAX Class U: AFPUX Class I: AFPIX

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

DSS AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX Class U: SBQUX Class I: SBQIX

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Effective September 26, 2024, Jason Grady was appointed as President, Chief Executive Officer, and Principal Executive Officer; James Monaghan was appointed as Chief Compliance Officer; and Daniel Lew was appointed as Vice President.  Any information in the SAI to the contrary should be disregarded.

The table below supplements the current table in the SAI.

Officers of DSS AmericaFirst Funds

Name, Address* and Year of Birth	Position(s) Held with DSS AmericaFirst Funds Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years
Jason Grady Year of Birth: 1973	President, Chief Executive Officer, and Principal Executive Officer, September 2024 to present.

Interim CEO of DSS, Inc. (holding company for data services, paper services, medical services, and financial services companies), August 2024 to present; Chief Operating Officer of DSS, Inc., May 2019 to present.

James Monaghan Year of Birth: 1963	Chief Compliance Officer, September 2024 to present.

Chief Operating Officer and Chief Compliance Officer, AmericaFirst Wealth Management, Inc., August 2023 to present.  Account Manager, Bloomberg, L.P. (financial data services firm), February 2022 to August 2023, Head of Trading and Operations, AIG SunAmerica Asset Management (insurance and financial services firm), August 1994 to August 2021.

Daniel Lew Year of Birth: 1963	Vice President, September 2024 to present.

Chief Investment Officer and Portfolio Manager, AmericaFirst Wealth Management, Inc., May 2023 to present.  Executive Vice President of Strategic Alliances at Secured Communications, Inc., August 2020 to May 2023 and Senior Advisor, June 2020 to August 2020.  Advisor to Molon Labe Designs (aviation and aerospace component manufacturing), January 2018 to May 2023.

* The address for each officer is c/o DSS AmericaFirst Funds, 275 Wiregrass Parkway, West Henrietta, NY 14586.

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The Statement of Additional Information dated October 25, 2023, and as previously supplemented from time to time, and the Prospectus dated October 25, 2023, and as previously supplemented from time to time, each provide information that you should know before investing in the Funds and should be retained for future reference.  The Prospectus and the Statement of Additional Information and supplements have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling shareholder services at 1-877-217-8501.

Please retain this Supplement for future reference.